NYSE

17010555

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

July 19, 2017

Received SEC

JUL 19 2017

Washington, DC 20549

CERT NYS
File No. 001-34087

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Stock, $0.01 par value of Condor Hospitality Trust, Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte